Short-term Loans Receivable	12 Months Ended
Dec. 31, 2022
Short-term Loans Receivable [Abstract]
Short-term Loans Receivable

Note 6 — Short-term Loans Receivable

During the year ended December 31, 2022, the Group issued notes receivable in an aggregate of approximately $8,564,000 to two unrelated parties and received total repayments of approximately $1,499,000 including interest of $51,000. The notes were due in six months and accrue interest at a rate of 12% per annum.  As of December 31, 2022 and December 31, 2021, the aggregate outstanding balance of loan receivables above was approximately $7,126,000 and $-0-, respectively. During the year ended December 31, 2022, interest income earned on the notes were $500,759.

On April 6, 2023, the Group entered into an asset acquisition agreement with Hangzhou Lanlian Technology Co., Ltd. (“Lanlian”), to acquire various software systems for its trading service, which includes Real-time High Performance Risk Management System, Intelligent Dynamic Order Distribution System, and Margin-based Securities Trading System. The acquisition will close by March 31, 2024 upon which Lanlian will convey and deliver to the Group the software systems. The aggregate purchase price for the software systems was $7,850,000. On April 13, 2023, the Group entered into Deeds of Assignments with the unrelated borrowers discussed above and Lanlian. As a result, the Group assigned the outstanding loans receivable and accrued interest in an aggregate of approximate $7,766,000 to Lanlian as part of the payment for the purchase price. No gains or losses are recognized. The remaining purchase price will be settled upon the transfer of assets.

On April 28, 2021, the Group entered into loan agreement in the principal amount of $1,000,000 to one unrelated party. The loan is due on June 1, 2021 and accrue interest at a rate of 12% per annum. As of September 27, 2021, the Group received repayment of principal and accrued interest in the amount of approximately $492,000 and $5,000, respectively.

On September 7, 2021, the Group entered into an asset acquisition agreement with Lanlian, to acquire various software systems for TRS trading service. The acquisition was closed on September 27, 2021 upon which Lanlian conveyed and delivered to the Group the software systems. The aggregate purchase price for the software systems was $8,000,000. On September 27, 2021, the Group entered into Deeds of Assignment with the unrelated borrower discussed above and Lanlian. As a result, the Group assigned the outstanding loans receivable and accrued interest in an aggregate of approximate $508,000 and $26,000, respectively, to Lanlian without recourse as payment for the purchase price, and such notes were fully settled. No gains or losses are recognized. The remaining purchase price was paid in cash. For the year ended December 31, 2021, interest income earned on this note was approximately $31,000.